Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000110016 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110016 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110016 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110016 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110016 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110016 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110016 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110016 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110016 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000110016 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110016 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110016 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110016 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110016 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110016 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110016 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110016 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110016 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000110016 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002495 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002495 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002495 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002495 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002495 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002495 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002495 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002495 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002495 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002495 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002495 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002495 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002495 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002495 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002495 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002495 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002495 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002495 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000002495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166041 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166041 | FR_BDDRN3907
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166041 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166041 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166041 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166041 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166041 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166041 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166041 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166041 | FR_BYY2W0909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166041 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166041 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166041 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166041 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000166041 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166041 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166041 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166041 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166041 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166041 | IndustryCommodity Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166041 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000166041 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000097757 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000097757 | FR_BDDRN3907
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097757 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097757 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097757 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097757 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097757 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097757 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097757 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097757 | FR_BYY2W0909
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097757 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097757 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097757 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097757 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000097757 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097757 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097757 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097757 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097757 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097757 | IndustryCommodity Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097757 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000097757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000119726 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000119726 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000119726 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000119726 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119726 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119726 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119726 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119726 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119726 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119726 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000119726 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119726 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000119726 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000119726 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119726 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119726 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000119726 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000119725 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000119725 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000119725 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000119725 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000119725 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119725 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119725 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119725 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119725 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119725 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000119725 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119725 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000119725 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000119725 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119725 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119725 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000119725 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000166039 | FR_BDDRN3907
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166039 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166039 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166039 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166039 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166039 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166039 | FR_BLC87W906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166039 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166039 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166039 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166039 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166039 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166039 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166039 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166039 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166039 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000166039 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000051938 | FR_BDDRN3907
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051938 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051938 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051938 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051938 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051938 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000051938 | FR_BLC87W906
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051938 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051938 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000051938 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000051938 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051938 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000051938 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051938 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051938 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000051938 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000051938 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000166042 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166042 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166042 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166042 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166042 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166042 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166042 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166042 | FR_BMZ7WH906
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | FR_B622TR900
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166042 | FR_604037903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166042 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166042 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166042 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000166042 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000166042 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166042 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166042 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000166042 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166042 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166042 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000166042 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000110019 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110019 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110019 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000110019 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110019 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110019 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110019 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000110019 | FR_BMZ7WH906
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | FR_B622TR900
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110019 | FR_604037903
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110019 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110019 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110019 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000110019 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000110019 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110019 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000110019 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000110019 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110019 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000110019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000166040 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166040 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166040 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166040 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166040 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166040 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166040 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166040 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166040 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166040 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166040 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166040 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166040 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166040 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166040 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166040 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166040 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166040 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166040 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000166040 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065330 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065330 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065330 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065330 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065330 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065330 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065330 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065330 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065330 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065330 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000065330 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065330 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065330 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065330 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065330 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065330 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000065330 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065330 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065330 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065330 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000065330 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214012 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214012 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | FR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214012 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000214012 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214012 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214012 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000214012 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000214013 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214013 | FR_BD2N0P904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | FR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214013 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000214013 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214013 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214013 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000214013 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110018 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110018 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110018 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110018 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110018 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110018 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110018 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110018 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000110018 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110018 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110018 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000110018 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110018 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110018 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110018 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110018 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000110018 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070970 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000070970 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000070970 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070970 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070970 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070970 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070970 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070970 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000070970 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070970 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000070970 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000070970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070970 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000070970 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070970 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000070970 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000070970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000070970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222907 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222907 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222907 | FR_B0190C903
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222907 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222907 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222907 | FR_ACI0NJWW3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222907 | FR_B0MP1B905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222907 | FR_BD5CPG908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222907 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222907 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222907 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222907 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222907 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222907 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222907 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222907 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222907 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222907 | IndustryRestaurants
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222907 | IndustryApparel, Accessories & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222907 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222907 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000222907 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222906 | FR_ACI07DFN3
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222906 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222906 | FR_B0190C903
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222906 | FR_ACI14YZ22
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222906 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222906 | FR_ACI0NJWW3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222906 | FR_B0MP1B905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222906 | FR_BD5CPG908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222906 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222906 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222906 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000222906 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000222906 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222906 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222906 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222906 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222906 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000222906 | IndustryRestaurants
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222906 | IndustryApparel, Accessories & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222906 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222906 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000222906 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166036 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166036 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166036 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166036 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166036 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166036 | FR_630241909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166036 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166036 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166036 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166036 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166036 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166036 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166036 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166036 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166036 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000166036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002501 | FR_B96HCH907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002501 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002501 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002501 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002501 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002501 | FR_630241909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002501 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002501 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002501 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002501 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002501 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002501 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002501 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002501 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002501 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002501 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002501 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166037 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166037 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166037 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166037 | FR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166037 | FR_410055909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166037 | FR_629278904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166037 | FR_BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166037 | FR_BQSBH5909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166037 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166037 | FR_ACI21V886
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166037 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166037 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166037 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000166037 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166037 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166037 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166037 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000166037 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000166037 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002502 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002502 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002502 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002502 | FR_BN2RJ9909
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002502 | FR_410055909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002502 | FR_629278904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002502 | FR_BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002502 | FR_BQSBH5909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002502 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002502 | FR_ACI21V886
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002502 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002502 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002502 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002502 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002502 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002502 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002502 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002502 | IndustryHuman Resource & Employment Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002502 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000002502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002502 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214014 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214014 | FR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214014 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214014 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214014 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214014 | FR_619857907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214014 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214014 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214014 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214014 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000214014 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214014 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214014 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214014 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214014 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214014 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000214014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214015 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | FR_249906959
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214015 | FR_ACI0CQYQ0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214015 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214015 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214015 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214015 | FR_619857907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214015 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214015 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214015 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214015 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000214015 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214015 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214015 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214015 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214015 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214015 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000214015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230419 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230419 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230419 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230419 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230419 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230419 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000230419 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230419 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230419 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230419 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230419 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230419 | IndustryHome Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230419 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	109.80%
C000230419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000230419 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230418 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230418 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230418 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230418 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230418 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230418 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | FR_339750101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230418 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000230418 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230418 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230418 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230418 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230418 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230418 | IndustryHome Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	109.80%
C000230418 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000230418 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217855 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217855 | FR_70805E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217855 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217855 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217855 | FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217855 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217855 | FR_39813G109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217855 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217855 | FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217855 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217855 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217855 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217855 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217855 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217855 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217855 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217855 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217855 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217855 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217855 | IndustryHealth Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000217855 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217855 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217855 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002503 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002503 | FR_70805E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002503 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002503 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002503 | FR_00847J105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002503 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002503 | FR_39813G109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002503 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002503 | FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002503 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002503 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002503 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002503 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002503 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002503 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002503 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002503 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002503 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002503 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002503 | IndustryHealth Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002503 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000002503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002503 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002503 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217856 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217856 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217856 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217856 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217856 | FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217856 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217856 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217856 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217856 | FR_B0RKHN908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217856 | FR_71367G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217856 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217856 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217856 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217856 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217856 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217856 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217856 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217856 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000217856 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217856 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217856 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000217856 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217856 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002504 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002504 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002504 | FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002504 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002504 | FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002504 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002504 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002504 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002504 | FR_B0RKHN908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002504 | FR_71367G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002504 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002504 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002504 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002504 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002504 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002504 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002504 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002504 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000002504 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002504 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002504 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000002504 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002504 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166038 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166038 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166038 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166038 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166038 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166038 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166038 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166038 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166038 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166038 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166038 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166038 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166038 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166038 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166038 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166038 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166038 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000166038 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002505 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002505 | FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002505 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002505 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002505 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002505 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002505 | FR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002505 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002505 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002505 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002505 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002505 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002505 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002505 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002505 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002505 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002505 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002505 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000002505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002505 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000110017 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110017 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110017 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110017 | FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110017 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110017 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_126501105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110017 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110017 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110017 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000110017 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110017 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110017 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110017 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110017 | IndustryOther Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110017 | IndustrySelf-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000110017 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002496 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002496 | FR_19247A100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_637870106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002496 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_72346Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002496 | FR_04316A108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002496 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002496 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_38526M106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_126501105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002496 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002496 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002496 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002496 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002496 | IndustryHomebuilding
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002496 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002496 | IndustryOil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002496 | IndustryOther Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002496 | IndustrySelf-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000002496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236277 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236277 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236277 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236277 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236277 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236277 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000236277 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236277 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236277 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236277 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236277 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236277 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236277 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000236277 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236276 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236276 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236276 | FR_217204106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236276 | FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | FR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236276 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236276 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000236276 | IndustryFinancial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236276 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236276 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236276 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236276 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236276 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236276 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000236276 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217854 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217854 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217854 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217854 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217854 | FR_46116X101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217854 | FR_457730109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | FR_30063P105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217854 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217854 | FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217854 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217854 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217854 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217854 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217854 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000217854 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217854 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217854 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217854 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000217854 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217854 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217854 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002497 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002497 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002497 | FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002497 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002497 | FR_46116X101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002497 | FR_457730109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | FR_30063P105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002497 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002497 | FR_M7S64H106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002497 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002497 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002497 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002497 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002497 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002497 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002497 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002497 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002497 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002497 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000002497 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002500 | FR_912803EZ2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000002500 | FR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000002500 | FR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000002500 | FR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002500 | FR_912803GS6
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002500 | FR_912803GA5
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002500 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000002500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002500 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.80%